Consolidated Statements of Cash Flows Cash (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 7,678,821	$ 5,258,809	$ 5,275,480
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	761,809	673,141	478,284
Other assets	39,805	80,712	20,741
Total cash, cash equivalents and restricted cash	$ 8,480,435	$ 6,012,662	$ 5,774,505